Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, as of December 31, 2022 and 2023 consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB

Electronic equipment	3,909,342	3,403,193
Office equipment and other	4,573,886	4,241,801
Operating equipment	-	335,758
Leasehold improvement	2,519,936	2,695,298

Property, plant and equipment	11,003,164	10,676,050

Less: Accumulated depreciation	(10,493,995)	(10,073,015)

Total	509,169	603,035

Depreciation expenses on property, plant and equipment were allocated to the following expense items:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Cost of revenues	489,537	121,565	67,992
Sales and marketing expenses	979,864	192,728	59,465
General and administrative expenses	365,571	111,295	252,219

Total depreciation expenses	1,834,972	425,588	379,676